PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	As of June 30,
	2024	2023
Prepaid expenses	$6,677	$935,211
Rental and other deposits	139,038	139,660
Accounts receivable collected by other third parties	1,885,077	1,651,378
Others	10,320	5,516
Total prepaid expenses and other current assets	$2,041,112	$2,731,765